Label	Element	Value
MFS® Global Tactical Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020. MFS® Global Tactical Allocation Portfolio
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Tactical Allocation Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective March 31, 2021, the fifth paragraph under the sub-heading entitled "Principal Investment Strategies” under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Of the fund's investments in debt instruments, MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective March 31, 2021, the following paragraph is added after the first paragraph in the sub-section entitled "Credit Risk" under the sub-heading entitled "Principal Risks” under the main heading entitled "Summary of Key Information":

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.